Shareholder Report, Holdings (Details)	Apr. 30, 2025
Columbia Total Return Bond Fund-Class A | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Total Return Bond Fund-Class A | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Columbia Total Return Bond Fund-Class A | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Total Return Bond Fund-Class A | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Columbia Total Return Bond Fund-Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Total Return Bond Fund-Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Columbia Total Return Bond Fund-Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Total Return Bond Fund-Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Total Return Bond Fund-Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Total Return Bond Fund-Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Total Return Bond Fund-Class A | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Total Return Bond Fund-Class A | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Total Return Bond Fund-Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Total Return Bond Fund-Class A | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Columbia Total Return Bond Fund-Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Columbia Total Return Bond Fund-Class A | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Total Return Bond Fund-Class A | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Columbia Total Return Bond Fund-Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Total Return Bond Fund-Class A | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Total Return Bond Fund-Class A | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Total Return Bond Fund-Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Total Return Bond Fund-Class C | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Total Return Bond Fund-Class C | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Columbia Total Return Bond Fund-Class C | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Total Return Bond Fund-Class C | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Columbia Total Return Bond Fund-Class C | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Total Return Bond Fund-Class C | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Columbia Total Return Bond Fund-Class C | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Total Return Bond Fund-Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Total Return Bond Fund-Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Total Return Bond Fund-Class C | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Total Return Bond Fund-Class C | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Total Return Bond Fund-Class C | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Total Return Bond Fund-Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Total Return Bond Fund-Class C | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Columbia Total Return Bond Fund-Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Columbia Total Return Bond Fund-Class C | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Total Return Bond Fund-Class C | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Columbia Total Return Bond Fund-Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Total Return Bond Fund-Class C | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Total Return Bond Fund-Class C | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Total Return Bond Fund-Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Total Return Bond Fund-Institutional Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Total Return Bond Fund-Institutional Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Columbia Total Return Bond Fund-Institutional Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Total Return Bond Fund-Institutional Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Columbia Total Return Bond Fund-Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Total Return Bond Fund-Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Columbia Total Return Bond Fund-Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Total Return Bond Fund-Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Total Return Bond Fund-Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Total Return Bond Fund-Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Total Return Bond Fund-Institutional Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Total Return Bond Fund-Institutional Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Total Return Bond Fund-Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Total Return Bond Fund-Institutional Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Columbia Total Return Bond Fund-Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Columbia Total Return Bond Fund-Institutional Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Total Return Bond Fund-Institutional Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Columbia Total Return Bond Fund-Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Total Return Bond Fund-Institutional Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Total Return Bond Fund-Institutional Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Total Return Bond Fund-Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Total Bond Fund - Institutional 2 Class [Member] | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Total Bond Fund - Institutional 2 Class [Member] | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Columbia Total Bond Fund - Institutional 2 Class [Member] | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Total Bond Fund - Institutional 2 Class [Member] | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Columbia Total Bond Fund - Institutional 2 Class [Member] | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Total Bond Fund - Institutional 2 Class [Member] | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Columbia Total Bond Fund - Institutional 2 Class [Member] | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Total Bond Fund - Institutional 2 Class [Member] | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Total Bond Fund - Institutional 2 Class [Member] | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Total Bond Fund - Institutional 2 Class [Member] | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Total Bond Fund - Institutional 2 Class [Member] | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Total Bond Fund - Institutional 2 Class [Member] | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Total Bond Fund - Institutional 2 Class [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Total Bond Fund - Institutional 2 Class [Member] | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Columbia Total Bond Fund - Institutional 2 Class [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Columbia Total Bond Fund - Institutional 2 Class [Member] | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Total Bond Fund - Institutional 2 Class [Member] | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Columbia Total Bond Fund - Institutional 2 Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Total Bond Fund - Institutional 2 Class [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Total Bond Fund - Institutional 2 Class [Member] | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Total Bond Fund - Institutional 2 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Total Return Bond Fund - Institutional 3 Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Total Return Bond Fund - Institutional 3 Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Columbia Total Return Bond Fund - Institutional 3 Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Total Return Bond Fund - Institutional 3 Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Columbia Total Return Bond Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Total Return Bond Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Columbia Total Return Bond Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Total Return Bond Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Total Return Bond Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Total Return Bond Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Total Return Bond Fund - Institutional 3 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Total Return Bond Fund - Institutional 3 Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Total Return Bond Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Total Return Bond Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Columbia Total Return Bond Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Columbia Total Return Bond Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Total Return Bond Fund - Institutional 3 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Columbia Total Return Bond Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Total Return Bond Fund - Institutional 3 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Total Return Bond Fund - Institutional 3 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Total Return Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Total Return Bond Fund - Class R | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Total Return Bond Fund - Class R | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Columbia Total Return Bond Fund - Class R | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Total Return Bond Fund - Class R | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Columbia Total Return Bond Fund - Class R | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Total Return Bond Fund - Class R | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Columbia Total Return Bond Fund - Class R | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Total Return Bond Fund - Class R | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Total Return Bond Fund - Class R | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Total Return Bond Fund - Class R | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Total Return Bond Fund - Class R | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Total Return Bond Fund - Class R | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Total Return Bond Fund - Class R | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Total Return Bond Fund - Class R | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Columbia Total Return Bond Fund - Class R | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Columbia Total Return Bond Fund - Class R | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Total Return Bond Fund - Class R | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Columbia Total Return Bond Fund - Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Total Return Bond Fund - Class R | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Total Return Bond Fund - Class R | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Total Return Bond Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Total Return Bond Fund - Class S | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Total Return Bond Fund - Class S | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Columbia Total Return Bond Fund - Class S | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Total Return Bond Fund - Class S | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Columbia Total Return Bond Fund - Class S | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Total Return Bond Fund - Class S | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Columbia Total Return Bond Fund - Class S | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Total Return Bond Fund - Class S | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Total Return Bond Fund - Class S | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Total Return Bond Fund - Class S | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Total Return Bond Fund - Class S | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Total Return Bond Fund - Class S | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Total Return Bond Fund - Class S | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Total Return Bond Fund - Class S | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Columbia Total Return Bond Fund - Class S | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Columbia Total Return Bond Fund - Class S | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Total Return Bond Fund - Class S | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Columbia Total Return Bond Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Total Return Bond Fund - Class S | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Total Return Bond Fund - Class S | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Total Return Bond Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%